Segment information and revenue (Revenue) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Segment revenue	¥ 89,198,492	¥ 74,623,575	¥ 100,269,667
Profit/(loss) from operations	1,432,232	(466,236)	1,320,572
At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	89,158,682	74,622,174	100,259,517
Over time [member]
Disclosure of operating segments [line items]
Segment revenue	39,810	1,401	10,150
Synthetic fibers [member]
Disclosure of operating segments [line items]
Segment revenue	1,380,998	1,480,576	2,200,229
Profit/(loss) from operations	(854,077)	(364,211)	(540,280)
Synthetic fibers [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	1,380,998	1,480,576	2,200,229
Synthetic fibers [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	10,006,030	9,475,887	10,163,711
Profit/(loss) from operations	52,215	1,262,029	401,454
Resins and plastics [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	10,006,030	9,475,887	10,163,711
Resins and plastics [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	10,835,074	8,251,252	10,511,143
Profit/(loss) from operations	(635,155)	581,597	413,914
Intermediate petrochemicals [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	10,835,074	8,251,252	10,511,143
Intermediate petrochemicals [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	55,074,158	43,080,204	54,886,705
Profit/(loss) from operations	2,967,030	(2,198,705)	705,469
Petroleum products [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	55,074,158	43,080,204	54,886,705
Petroleum products [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	11,060,133	11,585,110	21,706,014
Profit/(loss) from operations	43,729	42,039	53,214
Trading of petrochemical products [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	11,020,323	11,583,709	21,695,864
Trading of petrochemical products [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	39,810	1,401	10,150
Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	842,099	750,546	801,865
Profit/(loss) from operations	(141,510)	211,015	286,801
Other Segments [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	842,099	750,546	801,865
Other Segments [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Total segment revenue [member]
Disclosure of operating segments [line items]
Segment revenue	118,139,886	94,153,621	127,342,469
Total segment revenue [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Segment revenue	1,381,443	1,480,576	2,200,229
Total segment revenue [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	10,176,285	9,576,944	10,304,812
Total segment revenue [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	26,454,844	19,777,574	24,698,643
Total segment revenue [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	65,528,687	49,711,547	66,754,731
Total segment revenue [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	12,972,922	12,023,744	21,881,214
Total segment revenue [member] | Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	1,625,705	1,583,236	1,502,840
Inter - segment revenue [member]
Disclosure of operating segments [line items]
Segment revenue	(28,941,394)	(19,530,046)	(27,072,802)
Inter - segment revenue [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Segment revenue	(445)	0	0
Inter - segment revenue [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	(170,255)	(101,057)	(141,101)
Inter - segment revenue [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	(15,619,770)	(11,526,322)	(14,187,500)
Inter - segment revenue [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	(10,454,529)	(6,631,343)	(11,868,026)
Inter - segment revenue [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	(1,912,789)	(438,634)	(175,200)
Inter - segment revenue [member] | Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	¥ (783,606)	¥ (832,690)	¥ (700,975)